TAXES ON INCOME (Summary of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net profit (loss) as reported in the statements of operations	$ (305)	$ 338	$ 747
Statutory tax rate	25.00%	25.00%	24.00%
Income Tax under statutory tax rate	(76)	84	179
Less valuation allowance		(84)	(179)
Actual income tax